TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
Taxes Payable [Abstract]
Schedule of taxes payable
	December 31, 2016	December 31, 2015
Income tax payable	$6,850,279	$5,337,203
Value added tax payable	195,139	114,207
Business tax payable	1,406,039	1,131,127
Other taxes payable	293,106	229,743
Total taxes payable	$8,744,563	$6,812,280